Document And Entity Information	Aug. 08, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2019
Entity Registrant Name	NUVASIVE INC
Entity Central Index Key	0001142596
Entity Emerging Growth Company	false
Trading Symbol	NUVA
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50744
Entity Tax Identification Number	33-0768598
Entity Address, Address Line One	7475 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	909-1800
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false